RESTRUCTURING, IMPAIRMENT AND PLANT CLOSING COSTS - ACCRUED LIABILITIES BY INITIATIVE (Details) - USD ($) $ in Millions	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accrued liabilities by initiatives
Accrued liabilities	$ 41	$ 21	$ 90	$ 59	$ 2
2014 initiatives and prior
Accrued liabilities by initiatives
Accrued liabilities		18	77
2015 initiatives
Accrued liabilities by initiatives
Accrued liabilities		$ 3	$ 13